Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,326,000
Previously Paid Amount	0.00
Total Fee Amount	203.01
Total Offset Amount	0.00
Net Fee	203.01
Narrative - Max Aggregate Offering Price	$ 1,326,000
Final Prospectus	true